Document and Entity Information	Total
Prospectus:
Document Type	Other
Document Period End Date	Mar. 31, 2016
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Jan. 03, 2017
Document Effective Date	Jan. 03, 2017
Prospectus Date	Aug. 01, 2016